Warrants (Details Textuals)										0 Months Ended			6 Months Ended
	Jun. 30, 2012		Jan. 20, 2012	Jun. 30, 2012 Warrants expiring on January 20, 2014 one		Jan. 20, 2012 Warrants expiring on January 20, 2014 one	Jun. 30, 2012 Share purchase warrants expiring on January 20, 2014		Jan. 20, 2012 Share purchase warrants expiring on January 20, 2014	Aug. 13, 2012 Warrants expiring on December 15, 2012	Jun. 30, 2012 Warrants expiring on December 15, 2012		Jun. 30, 2012 Warrants
Class of Warrant or Right [Line Items]
Number of warrants	6,537,746	[1]		775,000	[1],[2]	775,000	108,500	[1],[2]	108,500		3,000,000	[1],[3]
Exercise price per warrant			2.00	2		2.00	2		2.00		1		1.82
Number of warrants exercised										3,000,000			29,694

[1]	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated. Warrants granted are exercisable at the holder's option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.
[2]	On January 20, 2012, the Company granted 775,000 warrants, exercisable into common shares at any time before January 20, 2014, with an exercise price of C$2.00 per share. The warrants are subject to a hold period which expires on May 21, 2012. In connection with the Company's January 20, 2012, non-brokered private placement (Note 15(c)), the Company issued 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants are also subject to a hold period which expired on May 21, 2011.
[3]	3,000,000 warrants were exercised on August 13, 2012 (Note 22). For the six months ended June 30, 2012, 29,694 warrants were exercised at a price of C$1.82. No warrants were exercised for the three months ended June 30, 2012.